Offsetting financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Effects of offsetting in the balance sheet
Gross amounts	$ 130,230	$ 120,895
Amounts offset	(84,893)	(80,003)
Net amounts reported in the balance sheet	45,337	40,892
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,320)	(17,071)
Cash collateral	(3,188)	(3,079)
Financial instrument collateral	(28,863)	(18,062)
Net amount	1,966	2,680
Effects of offsetting in the balance sheet
Gross amounts	144,168	153,101
Amounts offset	(84,894)	(80,003)
Net amounts reported in the balance sheet	59,274	73,098
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,320)	(17,071)
Cash collateral	(4,273)	(5,927)
Financial instrument collateral	(17,182)	(20,512)
Net amount	26,499	29,588
Collateral received
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements	3,187	3,078
Collateral paid
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and reverse repurchase agreements	4,273	5,927
Futures margin	317	342
Collateral received
Effects of offsetting in the balance sheet
Gross amounts	2,684	2,562
Amounts offset	(2,603)	(2,559)
Net amounts reported in the balance sheet	81	3
Amounts subject to enforceable netting arrangements but not offset
Net amount	81	3
Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	72,525	80,776
Amounts offset	(53,358)	(52,389)
Net amounts reported in the balance sheet	19,167	28,387
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,320)	(17,071)
Cash collateral	(4,256)	(5,870)
Financial instrument collateral	(2,535)	(1,721)
Net amount	1,056	3,725
Financial liabilities not subject to offsetting	1,463	2,587
Repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	16,813	20,756
Amounts offset	(2,149)	(1,908)
Net amounts reported in the balance sheet	14,664	18,848
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(17)	(57)
Financial instrument collateral	(14,647)	(18,791)
Deposits and other borrowings
Effects of offsetting in the balance sheet
Gross amounts	52,146	49,007
Amounts offset	(26,784)	(23,147)
Net amounts reported in the balance sheet	25,362	25,860
Amounts subject to enforceable netting arrangements but not offset
Net amount	25,362	25,860
Collateral paid
Effects of offsetting in the balance sheet
Gross amounts	5,014	4,532
Amounts offset	(4,994)	(4,474)
Net amounts reported in the balance sheet	20	58
Amounts subject to enforceable netting arrangements but not offset
Net amount	20	58
Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	67,954	73,247
Amounts offset	(50,966)	(50,474)
Net amounts reported in the balance sheet	16,988	22,773
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,320)	(17,071)
Cash collateral	(3,068)	(3,065)
Financial instrument collateral	(679)	(112)
Net amount	1,921	2,525
Amounts subject to enforceable netting arrangements but not offset
Financial assets not subject to offsetting	1,476	1,336
Reverse repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	30,453	19,898
Amounts offset	(2,149)	(1,908)
Net amounts reported in the balance sheet	28,304	17,990
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(120)	(14)
Financial instrument collateral	(28,184)	(17,950)
Net amount		26
Loans
Effects of offsetting in the balance sheet
Gross amounts	26,809	23,218
Amounts offset	(26,784)	(23,147)
Net amounts reported in the balance sheet	25	71
Amounts subject to enforceable netting arrangements but not offset
Net amount	25	71
Parent Entity
Effects of offsetting in the balance sheet
Gross amounts	129,301	120,689
Amounts offset	(84,893)	(80,003)
Net amounts reported in the balance sheet	44,408	40,686
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,199)	(16,971)
Cash collateral	(2,365)	(2,936)
Financial instrument collateral	(28,636)	(18,062)
Net amount	2,208	2,717
Effects of offsetting in the balance sheet
Gross amounts	142,553	150,143
Amounts offset	(84,894)	(80,003)
Net amounts reported in the balance sheet	57,659	70,140
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,199)	(16,971)
Cash collateral	(4,245)	(5,857)
Financial instrument collateral	(15,473)	(17,735)
Net amount	26,742	29,577
Parent Entity | Collateral received
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements	2,364	2,935
Parent Entity | Collateral paid
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and reverse repurchase agreements	4,245	5,857
Futures margin	317	342
Parent Entity | Collateral received
Effects of offsetting in the balance sheet
Gross amounts	2,684	2,562
Amounts offset	(2,603)	(2,559)
Net amounts reported in the balance sheet	81	3
Amounts subject to enforceable netting arrangements but not offset
Net amount	81	3
Parent Entity | Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	72,391	80,595
Amounts offset	(53,358)	(52,389)
Net amounts reported in the balance sheet	19,033	28,206
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,199)	(16,971)
Cash collateral	(4,228)	(5,800)
Financial instrument collateral	(2,307)	(1,721)
Net amount	1,299	3,714
Financial liabilities not subject to offsetting	1,459	2,589
Parent Entity | Repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	15,332	17,979
Amounts offset	(2,149)	(1,908)
Net amounts reported in the balance sheet	13,183	16,071
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(17)	(57)
Financial instrument collateral	(13,166)	(16,014)
Parent Entity | Deposits and other borrowings
Effects of offsetting in the balance sheet
Gross amounts	52,146	49,007
Amounts offset	(26,784)	(23,147)
Net amounts reported in the balance sheet	25,362	25,860
Amounts subject to enforceable netting arrangements but not offset
Net amount	25,362	25,860
Parent Entity | Collateral paid
Effects of offsetting in the balance sheet
Gross amounts	5,014	4,532
Amounts offset	(4,994)	(4,474)
Net amounts reported in the balance sheet	20	58
Amounts subject to enforceable netting arrangements but not offset
Net amount	20	58
Parent Entity | Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	67,025	73,041
Amounts offset	(50,966)	(50,474)
Net amounts reported in the balance sheet	16,059	22,567
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(11,199)	(16,971)
Cash collateral	(2,245)	(2,922)
Financial instrument collateral	(452)	(112)
Net amount	2,163	2,562
Amounts subject to enforceable netting arrangements but not offset
Financial assets not subject to offsetting	1,475	1,335
Parent Entity | Reverse repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	30,453	19,898
Amounts offset	(2,149)	(1,908)
Net amounts reported in the balance sheet	28,304	17,990
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(120)	(14)
Financial instrument collateral	(28,184)	(17,950)
Net amount		26
Parent Entity | Loans
Effects of offsetting in the balance sheet
Gross amounts	26,809	23,218
Amounts offset	(26,784)	(23,147)
Net amounts reported in the balance sheet	25	71
Amounts subject to enforceable netting arrangements but not offset
Net amount	$ 25	$ 71